Derivatives - Contractual amounts outstanding (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts | Other current assets
Derivative
Asset Derivatives		¥ 8
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts | Other current liabilities
Derivative
Liability Derivatives	¥ 1,032	1,584
Designated as Hedging Instrument | Cash Flow Hedge | Interest rate swap agreement | Other current liabilities
Derivative
Liability Derivatives		12
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures | Other current assets
Derivative
Asset Derivatives	48	47
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures | Other current liabilities
Derivative
Liability Derivatives	254	324
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other current liabilities
Derivative
Liability Derivatives	7	¥ 142
Not Designated as Hedging Instrument | Currency swap contracts | Other current assets
Derivative
Asset Derivatives	55
Not Designated as Hedging Instrument | Currency swap contracts | Other current liabilities
Derivative
Liability Derivatives	¥ 117